Net interest income (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of net interest income

	2023	2022	2021
	£m	£m	£m
Cash and balances at central banks	8,384	2,097	128
Debt securities at amortised cost	1,819	1,035	148
Loans and advances at amortised cost	7,854	6,419	4,117
Fair value through other comprehensive income	3,808	1,493	380
Negative interest on liabilities	46	208	248
Other [a]	2,350	527	651
Interest and similar income	24,261	11,779	5,672
Deposits at amortised cost	(8,741)	(3,104)	(331)
Debt securities in issue	(3,030)	(1,473)	(413)
Subordinated liabilities	(2,697)	(966)	(934)
Negative interest on assets	(7)	(208)	(374)
Other [b]	(3,133)	(630)	(547)
Interest and similar expense	(17,608)	(6,381)	(2,599)
Net interest income	6,653	5,398	3,073
Notes
aOther interest and similar income includes interest income from cash collateral and reverse repurchase agreements and other similar secured lending at amortised cost.
bOther interest and similar expense includes interest expense from cash collateral and repurchase agreements and other similar secured borrowing at amortised cost.